MANAGEMENT AGREEMENT (Details) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012
MANAGEMENT AGREEMENT [Abstract]
Monthly payment due to management			$ 16,000
Percentage of working interest in farmout			10.00%
Management fees	$ 48,000		$ 112,000